Accounts Receivable and Others - Schedule of Receivables from Sale of Farms (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	R$ 770,085	R$ 709,468
Sales	241,299	294,525
Receipts	(269,802)	(317,358)
Fair value adjustment	15,057	83,143
Exchange variation	(10)	307
Ending balance	756,629	770,085
Current	235,419	249,327
Non-current	521,210	520,758
Araucária VI [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	5,538	4,928
Sales
Receipts	(2,676)
Fair value adjustment	90	610
Exchange variation
Ending balance	2,952	5,538
Current	1,307	2,705
Non-current	1,645	2,833
Araucária VII [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	177,549	310,723
Sales
Receipts	(43,249)	(147,806)
Fair value adjustment	593	14,632
Exchange variation
Ending balance	134,893	177,549
Current	46,569	48,447
Non-current	88,324	129,102
Jatoba II [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	61,288	53,409
Sales
Receipts	(52,105)
Fair value adjustment	240	7,879
Exchange variation
Ending balance	9,423	61,288
Current	9,423	30,949
Non-current		30,339
Jatoba III [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	23,809	20,348
Sales		1,063
Receipts	(19,839)	(1,502)
Fair value adjustment	(285)	3,900
Exchange variation
Ending balance	3,685	23,809
Current	2,402	12,026
Non-current	1,283	11,783
Jatoba IV [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	3,792	7,187
Sales		413
Receipts	(3,529)	(4,805)
Fair value adjustment	(263)	997
Exchange variation
Ending balance		3,792
Current	149	3,792
Non-current	(149)
Jatoba V [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	20,684	17,986
Sales		773
Receipts	(11,844)	(836)
Fair value adjustment	141	2,761
Exchange variation
Ending balance	8,981	20,684
Current	8,419	14,163
Non-current	562	6,521
Jatoba VI [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	22,577	19,713
Sales		1,061
Receipts	(9,892)	(664)
Fair value adjustment	317	2,467
Exchange variation
Ending balance	13,002	22,577
Current	7,103	11,900
Non-current	5,899	10,677
Jatobá VII [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	79,736	86,341
Sales		1,855
Receipts	(25,202)	(18,667)
Fair value adjustment	2,763	10,207
Exchange variation
Ending balance	57,297	79,736
Current	7,618	15,371
Non-current	49,679	64,365
Alto Taquari III [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	2,312	5,159
Sales
Receipts	(2,055)	(3,252)
Fair value adjustment	(257)	405
Exchange variation
Ending balance		2,312
Current		2,312
Non-current
Alto Taquari IV [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	57,764	100,769
Sales	123,274
Receipts	(32,706)	(53,811)
Fair value adjustment	1,250	10,806
Exchange variation
Ending balance	149,582	57,764
Current	37,517	38,572
Non-current	112,065	19,192
Chaparral I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	254,985
Sales		289,360
Receipts	(46,717)	(53,533)
Fair value adjustment	11,524	19,158
Exchange variation
Ending balance	219,792	254,985
Current	34,823	34,041
Non-current	184,969	220,944
Preferência [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance
Sales	104,238
Receipts	(2,000)
Fair value adjustment	(618)
Exchange variation
Ending balance	101,620
Current	39,496
Non-current	62,124
Fon Fon I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	564
Sales
Receipts
Fair value adjustment
Exchange variation	(9)
Ending balance	555	564
Current	555
Non-current
San Cayetano [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	168	294
Sales
Receipts	(170)
Fair value adjustment
Exchange variation	2	(126)
Ending balance		168
Current		168
Non-current
Rio do Meio I [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	56,626	59,467
Sales
Receipts	(6,308)	(10,251)
Fair value adjustment	(747)	7,410
Exchange variation
Ending balance	49,571	56,626
Current	40,038	32,938
Non-current	9,533	23,688
Rio do Meio II [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		8,813
Sales	13,787
Receipts	(8,747)	(11,206)
Fair value adjustment	236	2,393
Exchange variation
Ending balance	5,276
Current
Non-current	5,276
Marangatú [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	2,693	3,422
Sales
Receipts	(2,763)	(1,088)
Fair value adjustment	73
Exchange variation	(3)	359
Ending balance		2,693
Current		1,379
Non-current		1,314
Araucaria V [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance		10,419
Sales
Receipts		(9,937)
Fair value adjustment		(482)
Exchange variation
Ending balance
Current
Non-current
Fon Fon [Member]
Schedule of Receivables from Sale of Farms [Line Items]
Beginning balance	R$ 564	490
Sales
Receipts
Fair value adjustment
Exchange variation		74
Ending balance		564
Current		564
Non-current